SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSET (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
Initial recognition	$ 36,362	$ 35,300	$ 36,362	$ 35,300	$ 36,362	$ 35,300	$ 36,362	$ 36,362
Accumulated amortization	(1,464)	(4,378)	(5,842)	(10,971)	(12,435)	(17,455)	(18,919)	(1,464)
Foreign exchange translation gain	402				(1,143)
Ending Balance	$ 35,300	$ 30,698	30,698	$ 32,935	32,935	$ 24,998	24,998	35,300
Foreign exchange translation loss			$ 178				(2,596)	$ 402
Add: New lease begin on April 1, 2022					$ 10,151		$ 10,151